State Street Institutional US Government Money Market Fund Expense Example - Administration Class [Member] - State Street Institutional US Government Money Market Fund - Administration Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	$ 456